Organization and Summary of Significant Accounting Policies (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization and Summary of Significant Accounting Policies (Details) - Schedule of fair values of financial assets and liabilities [Line Items]
Available for sale marketable securities	$ 1,647	$ 1,424	$ 11,025	$ 44,766	$ 33,917
Warrant derivative liability	16,496,364	11,537,997	$ 1,177,130	612,042
Level 1
Organization and Summary of Significant Accounting Policies (Details) - Schedule of fair values of financial assets and liabilities [Line Items]
Available for sale marketable securities	1,647	1,424		44,766
Warrant derivative liability	0
Level 2
Organization and Summary of Significant Accounting Policies (Details) - Schedule of fair values of financial assets and liabilities [Line Items]
Available for sale marketable securities	0
Warrant derivative liability	0
Level 3
Organization and Summary of Significant Accounting Policies (Details) - Schedule of fair values of financial assets and liabilities [Line Items]
Available for sale marketable securities	0
Warrant derivative liability	$ 16,496,364	$ 11,537,997		$ 612,042